Unaudited Condensed Consolidated Statements of Shareholders’ Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	Attributable to owners of the parent	Non-controlling interests	OCI	Total
Balances at Dec. 31, 2020	R$ 10	R$ (1,500)	R$ (1,743)	R$ (3,233)			R$ (3,233)
Capital increase	38,894			38,894			38,894
Subscription rights		1,500		1,500			1,500
Provision for share-based payment		3,738		3,738			3,738
Net income (loss)			(77,699)	(77,699)			(77,699)
Balances at Dec. 31, 2021	38,904	3,738	(79,442)	(36,800)			(36,800)
Subscription rights	1,500	(1,500)
Initial recognition of non-controlling interest		42,510		42,510	4,207		46,717
Distributions to non-controlling interest					(556)		(556)
Provision for share-based payment		9,884		9,884			9,884
Net income (loss)			(114,408)	(114,408)	202		(114,206)
Balances at Dec. 31, 2022	40,404	54,632	(193,850)	(98,814)	3,853		(94,961)
Capital increase	61			61			61
Subscription rights	(3,000)	26,556		23,556			23,556
Initial recognition of non-controlling interest		(202)	788	586	706		1,292
Distributions to non-controlling interest					(4,940)		(4,940)
Provision for share-based payment		4,579		4,579			4,579
Net income (loss)			(39,814)	(39,814)	3,559		(36,255)
Balances at Jun. 30, 2023	37,465	85,565	(232,876)	(109,846)	3,178		(106,668)
Balances at Dec. 31, 2022	40,404	54,632	(193,850)	(98,814)	3,853		(94,961)
Capital increase	186,371			186,371			186,371
Subscription rights	33,910	1,500		35,410			35,410
Initial recognition of non-controlling interest		(202)		(202)	706		504
Distributions to non-controlling interest			1,986	1,986	(7,079)		(5,093)
Provision for share-based payment		6,255		6,255			6,255
Debt instruments converted to equity		65,747		65,747			65,747
Net income (loss)			(254,711)	(254,711)	6,849		(247,862)
Balances at Dec. 31, 2023	260,685	127,932	(446,575)	(57,958)	4,329		(53,629)
Capital increase	10,645			10,645			10,645
Initial recognition of non-controlling interest					(1,228)		(1,228)
Provision for share-based payment		641		641			641
Other Comprehensive Income			1,423			(1,423)
Net income (loss)			(37,353)	(37,353)	4,150		(33,203)
Balances at Jun. 30, 2024	R$ 271,330	R$ 128,573	R$ (482,505)	R$ (84,025)	R$ 7,251	R$ (1,423)	R$ (76,774)